FAIR VALUE (Details) (Recurring basis, Level 2 inputs, Foreign currency forward contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Recurring basis | Level 2 inputs | Foreign currency forward contracts
FAIR VALUE.
Fair value of foreign currency forward contracts recorded in prepaid expenses and other current assets	$ 14	$ 8